Average Annual Total Returns - Shares - NORTHERN INSTITUTIONAL US GOVERNMENT PORTFOLIO - Shares	InceptionDate	1 Year	5 Years	10 Years	SinceInception
Total	Oct. 29, 1985	0.36%	0.97%	0.49%	3.22%